Inventory (Tables)	12 Months Ended
Sep. 30, 2023
Inventory
Schedule of inventory

	As at September 30,	As of September 30,
	2023	2022
Serialized	$6,733	$5,814
Non-serialized	11,895	9,854
Reserve for slow-moving	(214)	(83)
Total Inventory	$18,414	$15,585